EMPLOYEE BENEFITS (Details) (The Bank, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
The Bank
Contributory profit sharing plan
Requisite period of service as an eligibility condition	1 year
Requisite duration of service within the required period as an eligibility condition	42 days
Requisite age of an employee as an eligibility condition	18
Profit sharing expense	$ 14	$ 15